LORD ABBETT AFFILIATED FUND, INC.

Supplement dated August 11, 2020 to the

Prospectus and Statement of Additional Information dated March 1, 2020,

as supplemented

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 9 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Walter H. Prahl, Partner and Director*	2013
Marc Pavese, Partner and Portfolio Manager	2013
Darnell C. Azeez, Portfolio Manager	2019
Servesh Tiwari, Portfolio Manager	2019

*Effective December 31, 2020, Mr. Prahl will retire from Lord Abbett and will no longer serve as a portfolio manager of the Fund.

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 22 of the prospectus:

Walter H. Prahl, Partner and Director, Marc Pavese, Partner and Portfolio Manager, Darnell C. Azeez, Portfolio Manager, and Servesh Tiwari, Portfolio Manager, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Prahl, Pavese, Azeez, and Tiwari joined Lord Abbett in 1997, 2008, 2002, and 2015, respectively.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Walter H. Prahl[1,2]	2	1,912.3	0	0	0	0
Marc Pavese[1]	2	1,912.3	0	0	0	0
Darnell C. Azeez[1]	2	1,912.3	0	0	0	0
Servesh Tiwari[1]	2	1,912.3	0	0	0	0
[1] Data is as of November 29, 2019. [2] Effective December 31, 2020, Mr. Prahl will retire from Lord Abbett and will no longer serve as a portfolio manager of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Walter H. Prahl[1,2]	Over $1,000,000
Marc Pavese[1]	$100,001-$500,000
Darnell C. Azeez[1]	$500,001-$1,000,000
Servesh Tiwari[1]	$0
[1] Data is as of November 29, 2019. [2] Effective December 31, 2020, Mr. Prahl will retire from Lord Abbett and will no longer serve as a portfolio manager of the Fund.

Please retain this document for your future reference.

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